Average Annual Total Returns - Victory Trivalent International Small-Cap Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions 10 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P® Developed ex-U.S. SmallCap Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 1 Year	S&P® Developed ex-U.S. SmallCap Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 5 Years	S&P® Developed ex-U.S. SmallCap Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 10 Years
Total	8.36%	8.18%	8.62%	13.06%	8.64%	8.46%	15.42%	9.91%	9.74%	15.34%	9.77%		12.94%	[1]	15.21%	9.75%	9.54%	15.27%	9.42%	9.25%	9.20%	7.76%	7.89%	14.27%	9.81%	7.64%

[1]	Inception date of Class R6 is June 4, 2012.